Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) (10-K) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 4,599,898	$ 3,328,192
Receivable allowance	21,000	30,800
Stock-based compensation	267,226	244,157
Accruals	48,502	44,816
Intangible assets	469,169	527,235
Property and equipment	2,858
Deferred revenues	358,646	166,025
Gross deferred tax asset	5,767,299	4,341,225
Beneficial conversion feature	(10,897)	(352,111)
Deferred Rent	(260)	(5,798)
Gross deferred tax liabilities	(11,157)	(357,909)
Net deferred tax assets	5,756,142	3,983,316
Valuation allowance	(5,756,142)	(3,983,316)
Net deferred tax assets, net of valuation allowance